CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Purchases of barges built, sold and leased-back	$ 7,521
Proceeds from sale of barges sold and leased-back	$ 9,410